Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS TARGET DATE SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2013